Fair Value of Assets Measured on Recurring Basis (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	$ 243,205,963	$ 239,732,426
Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	9,045,000	19,611,000
Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	98,822,000	97,889,000
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	114,289,000	98,925,000
Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	20,110,000	22,346,000
Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	940,000	961,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	940,000	961,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	940,000	961,000
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	240,025,000	236,214,000
Significant Other Observable Inputs (Level 2) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	9,045,000	19,611,000
Significant Other Observable Inputs (Level 2) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	98,822,000	97,889,000
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	114,289,000	98,925,000
Significant Other Observable Inputs (Level 2) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	17,869,000	19,789,000
Significant Other Observable Inputs (Level 2) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	2,241,000	2,557,000
Significant Unobservable Inputs (Level 3) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	2,241,000	2,557,000
Significant Unobservable Inputs (Level 3) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	$ 0	$ 0